RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company operates the Suezmax tankers Glorycrown and Everbright in the spot market (until the latter commenced a two year time charter in January 2016) and pays Frontline and its subsidiaries, a management fee of 1.25% of chartering revenues. The Company paid fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers for the provision of advisory and support services. The Company also pays fees to Frontline Management for the management supervision of some of its newbuildings. The Company paid fees to Seatankers Management Norway AS for the provision of office facilities in Oslo, and fees to Frontline Corporate Services Ltd for the provision of office facilities in London. Fees incurred for these services are as follows:

	Year ended
(in thousands of $)	December 31, 2018	December 31, 2017	December 31, 2016
Frontline:
Vessel Management Fees	24,033	36,536	45,931
Newbuilding Supervision Fees	—	979	—
Commissions and Brokerage	287	269	390
Administration Services Fees	323	335	576
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,496
Operating Management Fees	793	738	795
Seatankers:
Administration Services Fees	290	82	315
Office Facilities:
Seatankers Management Norway AS	108	105	—
Frontline Management AS	185	136	317
Frontline Corporate Services Ltd	166	173	235

Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 16: Investments in direct financing and sales type leases):

(in thousands of $)	2018	2017
Amounts due from:
Frontline Shipping	1,225	—
Frontline	8,430	5,579
Deep Sea	—	—
Seadrill	223	—
SFL Linus	21,718	3,559
SFL Deepwater	—	171
SFL Hercules	10,125	97
Golden Ocean	50	153
Other related parties	—	66
Total amount due from related parties	41,771	9,625
Loans to related parties - associated companies, long-term
SFL Deepwater	109,144	113,000
SFL Hercules	80,000	80,000
SFL Linus	121,000	121,000
Total loans to related parties - associated companies, long-term	310,144	314,000
Long-term receivables from related parties
Frontline	11,170	—
Frontline Shipping	4,446	—
Total long-term receivables from related parties	15,616	—
Amounts due to:
Frontline Shipping	1,125	539
Frontline	125	147
Seatankers	—	60
Golden Ocean	91	—
Other related parties	8	111
Total amount due to related parties	1,349	857

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Shipping, Deep Sea, Golden Ocean and UFC is as follows:

(in millions of $)	2018	2017	2016
Operating lease income	53.3	59.4	65.3
Direct financing lease interest income	9.6	16.4	22.9
Finance lease service revenue	22.1	35.0	44.5
Direct financing lease repayments	16.8	25.1	30.3
Profit sharing revenues	1.8	5.8	51.5